UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21486
                                   811-21538

Name of Fund:  Merrill Lynch Real Investment Fund
               Master Real Investment Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Real Investment Fund and Master Real Investment
   Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Master Real Investment Trust


Schedule of Investments as of August 31, 2004                                                             (in U.S. dollars)

         S&P          Moody's            Face
         Ratings      Ratings          Amount   Asset-Backed Securities++                                          Value
         AAA          Aaa        $  3,000,000   Accredited Mortgage Loan Trust, Series 2004-3,                 $  2,969,449
                                                Class 2A6, 2.18% due 10/25/2034(a)
         AAA          Aaa             169,597   AmeriCredit Automobile Receivables Trust, Series                    169,739
                                                2000-D, Class A4, 1.735% due 9/12/2007(a)
         AAA          Aaa             200,000   American Express Credit Account Master Trust,                       200,433
                                                Series 2002-1, Class A, 1.71% due 9/15/2009(a)
         AA           Aa2           1,500,000   Ameriquest Mortgage Securities Inc., Series                       1,499,958
                                                2004-R1, Class M2, 2.195% due 2/25/2034(a)
         AAA          Aaa             200,000   BA Master Credit Card Trust, Series 2001-A, Class                   200,368
                                                A, 1.72% due 6/15/2008(a)
         AAA          Aaa             200,000   Bank One Issuance Trust, Series 2002-A5, Class                      200,548
                                                A5, 1.72% due 6/15/2010(a)
                                                Capital Auto Receivables Asset Trust, Series 2003-2(a):
         AAA          Aaa             246,116       Class A3B, 1.64% due 2/15/2007                                  246,174
         AAA          Aaa             200,000       Class A4B, 1.66% due 1/15/2009                                  200,185
                                                Capital One Auto Finance Trust(a):
         AAA          Aaa             200,000       Series 2003-A, Class A3B, 1.76% due 10/15/2007                  200,226
         AAA          Aaa             500,000       Series 2003-B, Class A3, 1.71% due 1/15/2008                    500,731
         AAA          Aaa             200,000   Capital One Master Trust, Series 1999-3, Class A,                   200,892
                                                1.85% due 9/15/2009(a)
         BBB          Baa2          1,500,000   Capital One Multi-Asset Execution Trust, Series                   1,588,233
                                                2002-C1, Class C1, 4.35% due 7/15/2010(a)
         AAA          Aaa             200,000   Chase Credit Card Master Trust, Series 2002-8,                      200,139
                                                Class A, 1.66% due 3/17/2008(a)
         AAA          Aaa             200,000   Citibank Credit Card Issuance Trust, Series                         200,060
                                                2002-A5, Class A5, 1.15% due 9/17/2007(a)
                                                CountryWide Asset-Backed Certificates(a):
         AA+          Aa2           1,000,000       Series 2003-2, Class M1, 2.325% due 6/26/2033                 1,006,197
         AA+          Aa3           1,000,000       Series 2004-5, Class M2, 2.285% due 7/25/2034                   999,972
                                                GE Dealer Floorplan Master Note Trust, Class A(a):
         AAA          Aaa           3,000,000       Series 2004-1, 1.575% due 7/20/2008                           3,001,875
         AAA          Aaa           3,000,000       Series 2004-2, 1.605% due 7/20/2009                           3,000,000
         AAA          Aaa             200,000   Household Automotive Trust, Series 2002-3, Class                    200,557
                                                A4B, 1.62% due 5/18/2009(a)
         AAA          Aaa              92,532   Long Beach Mortgage Loan Trust, Series 2003-4,                       92,642
                                                Class AV3, 1.955% due 8/25/2033(a)
         BBB          Baa2            365,000   MBNA Credit Card Master Note Trust, Series                          368,328
                                                2001-C1, Class C1, 2.65% due 10/15/2008(a)
         BBB          NR*             600,000   MBNA Master Credit Card Trust USA, Series                           601,093
                                                2000-C, Class C, 2.40% due 7/15/2007(a)
         AAA          Aaa             661,691   MSDWCC Heloc Trust, Series 2003-2, Class A,                         661,779
                                                1.875% due 4/25/2016(a)
                                                Morgan Stanley ABS Capital I(a):
         A            A2            1,000,000       Series 2003-NC5, Class M2, 3.615% due 4/25/2033               1,021,148
         AAA          Aaa           1,911,163       Series 2004-NC1, Class A2, 1.99% due 12/27/2033               1,916,388
                                                Residential Asset Securities Corporation(a):
         AAA          Aaa             230,530       Series 2000-KS4, Class AII, 1.845% due 9/25/2031                230,768
         A+           A2            1,000,000       Series 2004-KS8, Class MII2, 2.68% due 9/25/2034              1,000,000
         AAA          Aaa             157,106   Saxon Asset Securities Trust, Series 2003-2, Class                  157,342
                                                AV2, 1.915% due 6/25/2033(a)
         AAA          Aaa             169,454   Wachovia Asset Securitization Inc., Series                          169,479
                                                2003-HE1, Class A1, 1.905% due 3/25/2033(a)

                                                Total Asset-Backed Securities
                                                (Cost-$23,031,981)--35.7%                                        23,004,703


                                                Government Agency Mortgage-Backed Securities++
         NR*          NR*           2,973,985   Federal National Mortgage Association, Series                     2,971,235
                                                2004-36, Class FJ, 1.915% due 3/25/2018(a)

                                                Total Government Agency Mortgage-Backed                           2,971,235
                                                Securities (Cost - $2,969,802)--4.6%


                                                Non-Government Agency Mortgage-Backed Securities++
Collateralized Mortgage Obligations - 16.7%

         AAA          Aaa           1,383,654   Countrywide Alternative Loan Trust, Series                        1,383,139
                                                2004-2CB, Class 1A4, 2.015% due 3/25/2034(a)
         NR*          Aaa           2,828,175   GMAC Mortgage Corporation Loan Trust, Series                      2,825,483
                                                2004-J2, Class A2, 2.115% due 6/25/2034(a)
                                                Granite Mortgages PLC(a):
         BBB          Baa2            275,000       Series 2002-1, Class 1C, 2.93% due 4/20/2042                    277,578
         BBB          Baa2            500,000       Series 2003-1, Class 1C, 2.60% due 1/20/2043                    510,400
         AAA          Aaa             298,181   Greenwich Capital Commercial Funding                                298,238
                                                Corporation, Series 2003-FL1, Class A, 1.845%
                                                due 7/05/2018(a)
                                                Holmes Financing PLC, Series 8(a):
         BBB          Baa2            535,000       Class 1C, 1.734% due 7/15/2040                                  535,251
         BBB          Baa2          1,900,000       Class 2C, 1.834% due 7/15/2040                                1,902,375
         NR*          NR*           3,000,000   Impac Secured Assets CMN Owner Trust, Series                      3,000,000
                                                2004-3, Class M1, 2.20% due 12/25/2034(a)

                                                Total Non-Government Agency Mortgage-Backed                      10,732,464
                                                Securities (Cost - $10,744,921)--16.7%




Industry+++                                     Corporate Bonds & Structured Notes
Finance - 34.8%                                 AIG-FP Structured Finance (Cayman) Limited
                                                (Goldman Sachs Commodity Index Total Return
                                                Linked Notes)(c):
         AAA          Aaa           7,000,000       1.58% due 4/01/2005                                           8,408,435
         NR*          NR*           3,000,000       1.50% due 5/14/2007                                           2,854,308
                                                Barclays Bank PLC (Goldman Sachs Commodity Index
                                                Total Return Linked Notes):
         NR*          NR*           2,500,000     1.75% due 9/13/2007                                             2,500,000
         A+           Aa1           5,000,000     Cayman Branch, 2.53% due 9/08/2005                              4,586,421
         NR*          NR*           1,500,000   Deutsche Bank AG (Goldman Sachs Commodity Index                   1,722,603
                                                Total Return Linked Notes), 1.58% due 4/11/2005(c)
         AAA          Aaa           1,500,000   J.P. Morgan Chase Bank (Goldman Sachs Commodity                   1,825,191
                                                Index Total Return Linked Notes), 1.58% due
                                                4/04/2005(c)
         AAA          Aaa             500,000   Sigma Finance Incorporated, 1.11% due 3/31/2014(a)(b)               501,054
                                                                                                               ------------
                                                                                                                 22,398,012

Oil Exploration & Production - 0.4%

         BBB-         Baa1            250,000   Pemex Project Funding Master Trust, 2.82% due                       254,875
                                                6/15/2010(a)(b)

                                                Total Corporate Bonds & Structured Notes                         22,652,887
                                                (Cost - $21,249,720)--35.2%


                                         Face
                                       Amount   Short-Term Investments
                                 $  7,300,000   Federal National Mortgage Association, 1.48% due                  7,300,000
                                                9/01/2004**

                                                Total Short-Term Investments                                      7,300,000
                                                (Cost - $7,300,000)--11.3%


                                    Number of
                                    Contracts   Call Options Purchased
                                            3   London InterBank Offered Rate (LIBOR) Linked                             18
                                                Floor, expiring April 2005 at USD 0.015,
                                                Broker, J.P. Morgan Chase Bank(d)

                                                Total Options Purchased (Premiums Paid - $1,800) -0.0%                   18

                                                Total Investments - (Cost - $65,298,224)--103.5%                 66,661,307



                                                Call Options Written

                                            2   Consumer Price Index (CPI) Linked Floor,                            (3,200)
                                                expiring April 2009 at USD 1, Broker
                                                Morgan Stanley Capital Services, Inc.(d)

                                                Total Options Written (Premiums Received - $3,200) - 0.0%           (3,200)

         Total Investments, Net of Options Written (Cost - $65,295,024***) - 103.5%                              66,658,107
         Liabilities in Excess of Other Assets - (3.5%)                                                         (2,245,644)
                                                                                                               ------------
         Net Assets - 100.0%                                                                                   $ 64,412,463
                                                                                                               ============

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase by the Trust.

(d) One contract represents a notional amount of $1,000,000.

  * Not Rated.

 ** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Trust.

*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:




    Aggregate cost, net of options written               $   65,295,024
                                                         ==============
    Gross unrealized appreciation                        $    1,972,203
    Gross unrealized depreciation                             (609,120)
                                                         --------------
    Net unrealized appreciation                          $    1,363,083
                                                         ==============


 ++ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

+++ For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Swap contracts outstanding as of August 31, 2004 were as follows:

                                                            Unrealized
                                              Notional    Appreciation/
                                               Amount      Depreciation

    Sold credit default protection on
      Credit Default Exchange, North
      America, Investment Grade and
      receive .60%

    Broker, J.P. Morgan Chase Bank
      Expires September 2009                $2,000,000         $  (544)

    Receive a variable rate return
      equal to CMBS Investment Grade
      Index Total Return and pay
      floating rate based on
      1-month USD LIBOR, minus .65%

    Broker, Deutsche Bank AG, London
      Expires October 2004                  $3,000,000                -

    Receive a variable rate return
      equal to CMBS Investment Grade
      Index Total Return and pay
      floating rate based on
      1-month USD LIBOR, minus .35%

    Broker, Deutsche Bank AG, London
      Expires November 2004                 $2,000,000                -

    Sold credit default protection
      on Granite Mortgages PLC
      and receive .45%

    Broker, Deutsche Bank AG, London
      Expires June 2044                     $2,000,000            (476)

    Sold credit default protection on
      Holmes Financing PLC and
      receive .55%

    Broker, Deutsche Bank AG, London
      Expires July 2040                     $2,000,000            (754)

    Receive a variable rate based on
      3-month USD LIBOR, plus .56%, which
      is capped at a fixed coupon of 8%
      and callable quarterly beginning
      June 2004 and pay a floating rate
      based on 3-month USD LIBOR

    Broker, J.P. Morgan Chase Bank
      Expires June 2010                     $5,000,000            7,564

    Sold credit default protection on
      Permanent Financing PLC and
      receive .55%

    Broker, Deutsche Bank AG, London
      Expires June 2042                     $2,000,000            (754)
                                                               --------
    Total                                                      $  5,036
                                                               ========


    Investments in companies considered to be an affiliate of the Trust
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                   Net          Interest
    Affiliate                                    Activity        Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                      --          $  8,738



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Real Investment Fund and Master Real Investment Trust


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: October 18, 2004